Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Operating activities:
Net loss	$ (11,828,468)	$ (8,543,847)	$ 1,161,898
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	155,176	158,616	204,733
Stock-based compensation	2,079,351	85,607	99,853
Deferred rent and lease incentives	858	(4,870)	(4,584)
Amortization of deferred financing fees	164,125	164,125	218,834
Revaluation of preferred stock warrant liability	(301,294)	(219,500)	(243,000)
(Gain) loss on disposal of equipment	(2,500)	67	(5,934)
Changes in assets and liabilities:
Accounts receivable		4,740,000	8,740,000
Prepaid expenses and other current assets	(486,401)	(35,316)	(78,219)
Accounts payable and accrued expenses	1,502,007	56,251	939,500
Deferred revenue	(2,000,000)	2,056,307	1,056,307
Interest payable	30,118	60,000	46,062
Net cash used in operating activities	(10,687,028)	(1,482,560)	12,135,450
Investing activities:
Purchases of property and equipment	(186,735)	(153,324)	(185,890)
Proceeds from disposal of equipment	2,500	700	6,700
Purchases of investments	(15,136,766)	(20,241,967)	(23,009,180)
Sales of investments	19,643,922	24,449,000	28,860,000
Net cash provided by investing activities	4,322,921	4,054,409	5,671,630
Financing activities:
Principal payments under debt facilities	(4,051,766)	(3,309,610)	(4,601,738)
Payment of offering costs	(924,846)
Restricted cash		250,000	250,000
Proceeds from the issuance of common stock, net of repurchases	51,204,759	57,794	70,762
Net cash provided by (used in) financing activities	46,228,147	(3,001,816)	(4,280,976)
Net increase (decrease) in cash and cash equivalents	39,864,040	(429,967)	13,526,104
Cash and cash equivalents at beginning of period	21,155,247	7,629,143	7,629,143
Cash and cash equivalents at end of period	61,019,287	7,199,176	21,155,247
Supplemental disclosures of cash flow information:
Cash paid for interest	572,149	911,261	1,160,446
Non-cash reclassification of preferred stock warrants to additional paid-in capital	$ 176,081